NON-RECOURSE BORROWINGS - Schedule of Current and Non-current Subsidiary Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 13,049	$ 10,768
Current [member]
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	635	317
Non-Current [Member]
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 12,414	$ 10,451